Segment Information - Schedule of geographic information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure of geographical areas [line items]
Revenue	$ 32,361	$ 28,194
Non-current assets	7,776		$ 1,071
United States
Disclosure of geographical areas [line items]
Revenue	12,361	11,308
Non-current assets	6,450		5
Americas_ Others
Disclosure of geographical areas [line items]
Revenue	3,699	3,168
Europe
Disclosure of geographical areas [line items]
Revenue	9,423	7,884
Non-current assets	5		0
Asia-Pacific
Disclosure of geographical areas [line items]
Revenue	5,915	5,160
Non-current assets	1,321		$ 1,066
Others
Disclosure of geographical areas [line items]
Revenue	$ 963	$ 674